Related Party Transactions and Corporate Allocations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
3M expense allocations were recorded in the condensed combined statements of income within the following captions:

	Three months ended September 30,	Nine months ended September 30,
(Millions)	2023	2024	2023
Costs of product	$25	$15	$60
Costs of software and rentals	—	—	—
Selling, general and administrative	186	177	551
Research and development	29	28	84
Total	$240	$220	$695
The Company had the following transactions with 3M and its affiliates, primarily in connection with the Transition Services Agreement, Transition Distribution Services Agreement, Transition Contract Manufacturing Agreements and Master Supply Agreements, reported on the Company’s condensed consolidated and combined financial statements:

	Three months ended September 30,		Nine months ended September 30,
(Amounts in millions)	2024	2023	2024	2023
Net sales of product	$17	$—	$27	$—
Cost of product	171	—	201	—
Selling, general and administrative expenses	63	—	135	—
Research and development expenses	2	—	5	—
The reconciliation of net transfers to 3M between the condensed consolidated and combined changes in equity and the condensed consolidated and combined statements of cash flows are as follows:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2024	2023	2024	2023
Net transfers to 3M on the condensed consolidated and combined changes in equity	$—	$(473)	$(8,575)	$(1,190)
Stock compensation expense	—	(6)	(4)	(32)
Multiemployer pension expense	—	(8)	(5)	(26)
Net balances transferred from 3M	$—	$—	$337	$—
Net transfers to 3M on the condensed consolidated and combined statements of cash flows	$—	$(487)	$(8,247)	$(1,248)

3M expense allocations were recorded in the combined statements of income within the following captions:

	For the years ended December 31,
(Millions)	2023	2022	2021
Costs of product	$89	$74	$106
Costs of software and rentals	—	—	—
Selling, general and administrative	678	617	576
Research and development	86	87	96
Total	$853	$778	$778
The reconciliation of net transfers to 3M between the combined statements of changes in equity and the combined statements of cash flows are as follows:

	For the years ended December 31,
(Millions)	2023	2022	2021
Net transfers to 3M per the combined statements of changes in equity	$(1,582)	$(1,363)	$(1,845)
Stock compensation expense	(39)	(37)	(38)
Multiemployer pension expense	(32)	(56)	(64)
Net liabilities transferred from Parent	100	—	—
Net transfers to 3M per the combined statements of cash flows	$(1,553)	$(1,456)	$(1,947)